DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
Schedule of Discontinued Operations
Amounts recorded with respect to discontinued operations in each of the years ended December 31, 2014, 2013 and 2012 are as follows;

(in thousands of $)	2014	2013	2012
Carrying value of vessels disposed of in 2012	—	—	107,027
Carrying value of vessel held for sale at December 31, 2012	—	—	21,523
Per Statement of Operations;
Operating revenues	—	(226)	24,513
Net gain (loss) on sale of assets	—	254	(13,088)
Impairment loss on vessels	—	(5,342)	(41,597)
Net loss	(258)	(7,433)	(59,311)